Consolidated Statements of Financial Position (Statement) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets [abstract]
Non-current assets	€ 20,110	€ 21,327
Goodwill	412	500
Other intangible assets	127	128
Investments in infrastructure projects subtotal	12,509	14,147
Investments in infrastructure projects intangible asset model	12,360	13,989
Investments in infrastructure projects. Financial asset model	149	158
Property, plant and equipment	1,012	772
Right-of-use assets	296	238
Investments in associates accounted for using equity method	3,955	3,023
Other non current financial assets other than derivatives and infrastructure projects	475	1,139
Non-current receivables due from associates	113	101
Non-current restricted cash and cash equivalents	262	401
Other non-current receivables	100	637
Deferred tax assets	958	1,159
Non-current derivative financial assets	366	221
Current assets	7,310	7,672
Current inventories	540	492
Current tax assets, current	41	48
Trade and other current receivables	2,245	2,228
Current trade receivables	1,761	1,625
Other current receivables	484	603
Cash and cash equivalents	4,271	4,828
Cash and cash equivalents infrastructure projects	201	175
Current restricted cash and cash equivalents	29	18
Other cash and cash equivalents infrastructure projects	172	157
Cash and cash equivalents excluding infrastructure projects	4,070	4,653
Current derivative financial assets	17	20
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	196	56
Assets	27,420	28,999
Equity and liabilities [abstract]
Equity	7,665	8,120
Equity attributable to owners of parent	5,908	6,075
Non-controlling interests	1,757	2,045
Non-current liabilities	13,291	14,578
Non-current deferred income other than non-current contract liabilities	1,187	1,375
Non-current provisions for employee benefits	4	4
Other non-current provisions	395	353
Non-current lease liabilities	219	165
Non-current portion of other non-current borrowings	9,356	10,092
Non current debt securities and bank borrowings of infrastructure projects	7,433	8,256
Non current debt securities and bank borrowings excluding infrastructure projects	1,923	1,836
Other non-current financial liabilities	1,112	1,279
Deferred tax liabilities	889	1,239
Non-current derivative financial liabilities	129	71
Current liabilities	6,464	6,301
Current lease liabilities	86	80
Current borrowings and current portion of non-current borrowings	1,071	1,196
Current debt securities and bank borrowings of infrastructure projects	184	143
Current debt securities and bank borrowings excluding infrastructure projects	887	1,053
Current derivative financial liabilities	22	61
Current tax liabilities, current	48	80
Trade and other current payables	4,180	3,902
Current trade payables	1,803	1,781
Current contract liabilities	1,824	1,619
Other current payables	553	502
Current provisions	929	958
Liabilities included in disposal groups classified as held for sale	128	24
Equity and liabilities	€ 27,420	€ 28,999